Summary of Significant Accounting Policies (Details 3) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Offsetting Assets [Line Items]
Total futures and forward currency contracts	$ (950,202)		$ 20,058,233
Total financial assets and liabilities at fair value	422,932,971		562,322,183
Investments in U.S. Treasury notes held in equity trading accounts as collateral	72,137,475		91,539,195
Investments in U.S. Treasury notes	321,235,987		408,476,105
Total investments in U.S. Treasury notes	393,373,462		500,015,300
Net unrealized appreciation on open futures and forward currency contracts	1,066,071		20,183,485
Net unrealized depreciation on open futures and forward currency contracts	(2,016,273)		(125,252)
Total net unrealized appreciation on open futures and forward currency contracts	(950,202)		20,058,233
Interest Rate Contract [Member]
Offsetting Assets [Line Items]
Total futures and forward currency contracts	(3,181,786)		2,061,873
Exchange Traded [Member] | Future [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	35,062		17,117,475
Exchange Traded [Member] | Future [Member] | Energy Related Derivative [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	1,800,611		1,411,245
Exchange Traded [Member] | Future [Member] | Commodity Contract [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	105,702		2,970,371
Exchange Traded [Member] | Future [Member] | Interest Rate Contract [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	(3,181,786)		2,061,873
Exchange Traded [Member] | Future [Member] | Livestock Contract [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	(1,040)		(12,760)
Exchange Traded [Member] | Future [Member] | Metal Contract [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	439,232		5,115,659
Exchange Traded [Member] | Future [Member] | Softs Contract [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	(40,540)		230,325
Exchange Traded [Member] | Future [Member] | Stock Indices Contract [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	899,035		5,340,762
Over the Counter [Member] | Forward Contracts [Member]
Offsetting Assets [Line Items]
Over-the-counter forward currency contracts	(985,264)		2,940,758
Fair Value, Inputs, Level 1 [Member]
Offsetting Assets [Line Items]
Total futures and forward currency contracts	35,062		17,117,475
Total financial assets and liabilities at fair value	423,918,235		559,381,425
Fair Value, Inputs, Level 1 [Member] | Exchange Traded [Member] | Future [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	35,062		17,117,475
Fair Value, Inputs, Level 1 [Member] | Exchange Traded [Member] | Future [Member] | Energy Related Derivative [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	1,800,611		1,411,245
Fair Value, Inputs, Level 1 [Member] | Exchange Traded [Member] | Future [Member] | Commodity Contract [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	105,702		2,970,371
Fair Value, Inputs, Level 1 [Member] | Exchange Traded [Member] | Future [Member] | Interest Rate Contract [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	(3,181,786)		2,061,873
Fair Value, Inputs, Level 1 [Member] | Exchange Traded [Member] | Future [Member] | Livestock Contract [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	(1,040)		(12,760)
Fair Value, Inputs, Level 1 [Member] | Exchange Traded [Member] | Future [Member] | Metal Contract [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	439,232		5,115,659
Fair Value, Inputs, Level 1 [Member] | Exchange Traded [Member] | Future [Member] | Softs Contract [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	(40,540)		230,325
Fair Value, Inputs, Level 1 [Member] | Exchange Traded [Member] | Future [Member] | Stock Indices Contract [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	899,035		5,340,762
Fair Value, Inputs, Level 1 [Member] | Over the Counter [Member] | Forward Contracts [Member]
Offsetting Assets [Line Items]
Over-the-counter forward currency contracts	(0)		(0)
Fair Value, Inputs, Level 2 [Member]
Offsetting Assets [Line Items]
Total futures and forward currency contracts	(985,264)		2,940,758
Total financial assets and liabilities at fair value	(985,264)		2,940,758
Fair Value, Inputs, Level 2 [Member] | Exchange Traded [Member] | Future [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	(0)		(0)
Fair Value, Inputs, Level 2 [Member] | Exchange Traded [Member] | Future [Member] | Energy Related Derivative [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	(0)		(0)
Fair Value, Inputs, Level 2 [Member] | Exchange Traded [Member] | Future [Member] | Commodity Contract [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	(0)		(0)
Fair Value, Inputs, Level 2 [Member] | Exchange Traded [Member] | Future [Member] | Interest Rate Contract [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	(0)		(0)
Fair Value, Inputs, Level 2 [Member] | Exchange Traded [Member] | Future [Member] | Livestock Contract [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	(0)		(0)
Fair Value, Inputs, Level 2 [Member] | Exchange Traded [Member] | Future [Member] | Metal Contract [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	(0)		(0)
Fair Value, Inputs, Level 2 [Member] | Exchange Traded [Member] | Future [Member] | Softs Contract [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	(0)		(0)
Fair Value, Inputs, Level 2 [Member] | Exchange Traded [Member] | Future [Member] | Stock Indices Contract [Member]
Offsetting Assets [Line Items]
Total exchange-traded futures contracts	(0)		(0)
Fair Value, Inputs, Level 2 [Member] | Over the Counter [Member] | Forward Contracts [Member]
Offsetting Assets [Line Items]
Over-the-counter forward currency contracts	(985,264)		2,940,758
US Treasury Notes Securities [Member]
Offsetting Assets [Line Items]
Investment owned	393,373,462		500,015,300
US Treasury Notes Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Offsetting Assets [Line Items]
Investment owned	393,373,462		500,015,300
US Treasury Notes Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Offsetting Assets [Line Items]
Investment owned	(0)		(0)
Money Market Funds [Member]
Offsetting Assets [Line Items]
Investment owned	30,509,711	[1]	42,248,650	[2]
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Offsetting Assets [Line Items]
Investment owned	30,509,711	[1]	42,248,650	[2]
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Offsetting Assets [Line Items]
Investment owned	$ (0)	[1]	$ (0)	[2]

[1]	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.
[2]	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.